Warrant Liabilities - Summary of Weighted Average Assumptions of Fair Value of Liabilities (Details) - Private Placement - Level 3 - Monte Carlo Simulation value model	Mar. 31, 2022
Expected term
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	4.8
Expected Volatility
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	40.0
Expected Dividend Yield
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	0.0
Risk Free Interest Rate
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	2.4
Price Of Gelesis Common Stock
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	4.53
Exercise Price of Warrants
Class Of Warrant Or Right [Line Items]
Private Placement Warrants	11.50